Share-Based Compensation - Schedule of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Share-based Payment Arrangement [Abstract]
Options Outstanding Shares, Beginning Balance	7,626,093	5,759,843
Options Granted, Shares	300,000	2,245,000
Options Exercised, Shares
Options Cancelled, Shares	(562,968)	(378,750)
Options Outstanding Shares, Ending Balance	7,363,125	7,626,093
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 1.09	$ 1.25
Weighted Average Exercise Price Granted	0.52
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Cancelled	1.47	1.96
Weighted Average Exercise Price Outstanding, Ending Balance	$ 1.04	$ 1.09
Aggregate Intrinsic Value Outstanding, Beginning Balance		$ 1,120,000
Aggregate Intrinsic Value Outstanding, Ending Balance